GOING CONCERN (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member]
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ 151,562,000	$ 124,112,000
Working Capital Requirement Backlog			34,600,000
Net Income (Loss) Attributable to Parent, Total	$ (27,450,000)	$ (13,787,000)